Financial Risk Management (Financial Risk Factors, Derivatives, Derivative Financial Instruments) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total derivative financial assets	¥ 0	¥ 81,405
Total derivative financial liabilities	0	23,804
Current derivative financial instrument assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity swaps contracts applied hedge accounting	0	48,614
Commodity swaps contracts at fair value through profit or loss	0	32,791
Total derivative financial assets	0	81,405
Current derivative financial instrument liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity swaps contracts at fair value through profit or loss	0	(23,804)
Total derivative financial liabilities	¥ 0	¥ (23,804)